DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) € in Millions	Jan. 02, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2013 USD ($)
Interest rate swap contracts | Tenigal S. de R.L. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 100,000,000
Derivative, average fixed interest rate				1.92%
Non-deliverable forward contract | Ternium Colombia S.A.S
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 81,200,000
Non-deliverable forward contract | Ternium Colombia S.A.S | Classification of Derivative Instrument
Disclosure of detailed information about financial instruments [line items]
Settlement amount	$ 37,600,000
Non-deliverable forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount		0
Non-deliverable forward contract | Ternium Guatemala
Disclosure of detailed information about financial instruments [line items]
Notional amount		2,000,000
Non-deliverable forward contract | Ternium del Atlántico S.A.S
Disclosure of detailed information about financial instruments [line items]
Notional amount		94,700,000
Non-deliverable forward contract | Ternium del Atlántico S.A.S | Classification of Derivative Instrument
Disclosure of detailed information about financial instruments [line items]
Settlement amount	$ 40,000,000
Forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount		605,300,000	€ 556.9
Forward contract | Ternium Procurement S.A.
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,000,000
Forward contract | Mineraçao Usiminas
Disclosure of detailed information about financial instruments [line items]
Notional amount		57,800,000
Swap contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 8,400,000